Organization and Formation (Details) - $ / shares	3 Months Ended
	Mar. 31, 2024	Feb. 20, 2024	Jan. 23, 2024	Dec. 31, 2023	Oct. 12, 2022	Oct. 31, 2021
Organization and Formation [Line Items]
Share issued	2,796,554	100,000	81,301	2,796,554
Share price par value	$ 10	$ 0.35	$ 1.01	$ 10
Company incorporated date	May 14, 2021
Common Stock [Member]
Organization and Formation [Line Items]
Share issued				225,000
Common Stock [Member] | Business Combination Agreement [Member]
Organization and Formation [Line Items]
Share issued					57,500,000	57,500,000
Share price par value					$ 0.0001	$ 0.0001